Shareholder Report, Average Annual Return (Details)		12 Months Ended	36 Months Ended	60 Months Ended	72 Months Ended	90 Months Ended	93 Months Ended	120 Months Ended
		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Asia Pacific Small Company Portfolio – Institutional
Average Annual Return, Percent		22.05%		4.24%				3.37%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Continental Small Company Portfolio – Institutional
Average Annual Return, Percent		23.74%		7.43%				7.81%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DFA Commodity Strategy Portfolio – Institutional
Average Annual Return, Percent		(0.54%)		6.47%				0.07%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DFA Global Real Estate Securities Portfolio – Institutional
Average Annual Return, Percent		30.50%		1.73%				4.73%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DFA International Real Estate Securities Portfolio – Institutional
Average Annual Return, Percent		20.91%		(2.99%)				1.10%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DFA International Small Cap Value Portfolio – Institutional
Average Annual Return, Percent		23.41%		7.76%				5.92%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DFA Real Estate Securities Portfolio – Institutional
Average Annual Return, Percent		34.33%		4.21%				6.62%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Emerging Markets Core Equity Portfolio – Institutional
Average Annual Return, Percent		23.66%		6.43%				4.58%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Emerging Markets ex China Core Equity Portfolio – Institutional
Average Annual Return, Percent		24.04%	4.20%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Emerging Markets Portfolio – Institutional
Average Annual Return, Percent		23.41%		5.21%				3.98%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Emerging Markets Small Cap Portfolio – Institutional
Average Annual Return, Percent		20.44%		7.95%				5.57%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Emerging Markets Targeted Value Portfolio – Institutional
Average Annual Return, Percent		21.82%		7.95%	7.40%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Emerging Markets Value Portfolio – Institutional
Average Annual Return, Percent		23.14%		6.96%				4.52%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Enhanced U.S. Large Company Portfolio – Institutional
Average Annual Return, Percent		38.62%		13.81%				12.25%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global Small Company Portfolio – Institutional
Average Annual Return, Percent		28.04%		9.53%			7.85%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Core Equity Portfolio – Institutional
Average Annual Return, Percent		22.01%		6.98%				5.71%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International High Relative Profitability Portfolio – Institutional
Average Annual Return, Percent		18.04%		6.47%		5.99%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Small Company Portfolio – Institutional
Average Annual Return, Percent		23.07%		6.29%				6.05%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Vector Equity Portfolio – Institutional
Average Annual Return, Percent		22.15%		7.21%				5.75%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Japanese Small Company Portfolio – Institutional
Average Annual Return, Percent		15.64%		2.79%				5.60%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Large Cap International Portfolio – Institutional
Average Annual Return, Percent		22.59%		7.02%				5.49%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Selectively Hedged Global Equity Portfolio – Institutional
Average Annual Return, Percent		30.12%		11.71%				9.25%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Core Equity 1 Portfolio – Institutional
Average Annual Return, Percent		36.48%		14.54%				11.96%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Core Equity 2 Portfolio – Institutional
Average Annual Return, Percent		36.20%		14.47%				11.41%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. High Relative Profitability Portfolio – Institutional
Average Annual Return, Percent		36.16%		15.03%		14.89%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Large Cap Equity Portfolio – Institutional
Average Annual Return, Percent		38.22%		15.04%				12.47%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Large Cap Value Portfolio – Institutional
Average Annual Return, Percent		30.21%		10.36%				8.98%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Micro Cap Portfolio – Institutional
Average Annual Return, Percent		31.12%		11.19%				8.90%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Small Cap Portfolio – Institutional
Average Annual Return, Percent		31.65%		11.42%				8.85%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Small Cap Value Portfolio – Institutional
Average Annual Return, Percent		30.08%		13.65%				8.65%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Targeted Value Portfolio – Institutional
Average Annual Return, Percent		28.86%		13.33%				8.98%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Vector Equity Portfolio – Institutional
Average Annual Return, Percent		31.81%		12.07%				9.26%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		United Kingdom Small Company Portfolio – Institutional
Average Annual Return, Percent		31.58%		4.02%				3.73%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		World Core Equity Portfolio – Institutional
Average Annual Return, Percent		30.94%		11.28%				9.00%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		World ex U.S. Core Equity Portfolio – Institutional
Average Annual Return, Percent		22.10%		6.96%				5.41%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		World ex U.S. Targeted Value Portfolio – Institutional
Average Annual Return, Percent		22.91%		7.43%				5.61%
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name		World ex U.S. Value Portfolio – Institutional
Average Annual Return, Percent		22.36%		7.88%				5.17%
MSCI Pacific ex Japan Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Pacific ex Japan Index (net div.)
Average Annual Return, Percent	[1]	25.73%		4.34%				4.09%
MSCI Europe ex UK Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Europe ex UK Index (net div.)
Average Annual Return, Percent	[2]	22.68%		7.19%				5.81%
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index (hedged to USD)
Average Annual Return, Percent	[3]	9.92%		0.33%				2.12%
MSCI All Country World IMI Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World IMI Index (net div.)
Average Annual Return, Percent	[4]	32.33%		10.74%				8.86%
MSCI All Country World ex USA IMI Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA IMI Index (net div.)
Average Annual Return, Percent	[5]	24.25%		5.83%				4.92%
MSCI World ex USA Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index (net div.)
Average Annual Return, Percent	[6]	23.84%		6.55%				5.30%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent	[7]	37.86%		14.60%				12.44%
MSCI Emerging Markets Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (net div.)
Average Annual Return, Percent		25.32%		3.93%				3.43%
MSCI Emerging Markets ex China Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets ex China Index (net div.)
Average Annual Return, Percent		27.19%	1.32%
MSCI Emerging Markets Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (net div.)
Average Annual Return, Percent		25.32%		3.93%				3.43%
MSCI Emerging Markets Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (net div.)
Average Annual Return, Percent		25.32%		3.93%				3.43%
MSCI Emerging Markets Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (net div.)
Average Annual Return, Percent		25.32%		3.93%	5.01%
MSCI Emerging Markets Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (net div.)
Average Annual Return, Percent	[8]	25.32%		3.93%				3.43%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent	[9]	38.02%		15.27%				13.00%
MSCI All Country World IMI Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World IMI Index (net div.)
Average Annual Return, Percent	[10]	32.33%		10.74%			10.42%
MSCI World ex USA Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index (net div.)
Average Annual Return, Percent		23.84%		6.55%				5.30%
MSCI World ex USA Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index (net div.)
Average Annual Return, Percent		23.84%		6.55%		5.84%
MSCI World ex USA Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index (net div.)
Average Annual Return, Percent	[11]	23.84%		6.55%				5.30%
MSCI World ex USA Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index (net div.)
Average Annual Return, Percent		23.84%		6.55%				5.30%
MSCI Japan Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Japan Index (net div.)
Average Annual Return, Percent	[12]	22.33%		5.30%				6.09%
MSCI World ex USA Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index (net div.)
Average Annual Return, Percent		23.84%		6.55%				5.30%
MSCI All Country World IMI Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World IMI Index (net div.)
Average Annual Return, Percent	[13]	32.33%		10.74%				8.86%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		37.86%		14.60%				12.44%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		37.86%		14.60%				12.44%
Russell 1000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent		38.07%		15.00%		14.00%
Russell 1000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent		38.07%		15.00%				12.75%
Russell 1000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent	[14]	38.07%		15.00%				12.75%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent	[15]	37.86%		14.60%				12.44%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent	[16]	37.86%		14.60%				12.44%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent	[17]	37.86%		14.60%				12.44%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent	[18]	37.86%		14.60%				12.44%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		37.86%		14.60%				12.44%
MSCI United Kingdom Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI United Kingdom Index (net div.)
Average Annual Return, Percent	[19]	21.62%		6.09%				3.76%
MSCI All Country World IMI Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World IMI Index (net div.)
Average Annual Return, Percent	[20]	32.33%		10.74%				8.86%
MSCI All Country World ex USA IMI Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA IMI Index (net div.)
Average Annual Return, Percent	[21]	24.25%		5.83%				4.92%
MSCI All Country World ex USA IMI Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA IMI Index (net div.)
Average Annual Return, Percent	[22]	24.25%		5.83%				4.92%
MSCI All Country World ex USA IMI Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA IMI Index (net div.)
Average Annual Return, Percent	[23]	24.25%		5.83%				4.92%
MSCI Pacific ex Japan Small Cap Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Pacific ex Japan Small Cap Index (net div.)
Average Annual Return, Percent		23.99%		4.96%				3.56%
MSCI Europe ex UK Small Cap Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Europe ex UK Small Cap Index (net div.)
Average Annual Return, Percent		22.72%		6.06%				7.07%
Bloomberg Commodity Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity Total Return Index
Average Annual Return, Percent		(1.18%)		6.96%				(0.08%)
S&P Global REIT Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global REIT Index (net div.)
Average Annual Return, Percent	[24]	30.66%		1.15%				3.71%
S&P Global ex US REIT Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global ex US REIT Index (net div.)
Average Annual Return, Percent	[25]	21.22%		(3.66%)				0.83%
MSCI World ex USA Small Value Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Small Value Index (net div.)
Average Annual Return, Percent		22.18%		5.19%				5.26%
Dow Jones U.S. Select REIT Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Select REIT Index
Average Annual Return, Percent		35.66%		3.53%				5.60%
MSCI Emerging Markets Value Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Value Index (net div.)
Average Annual Return, Percent		22.58%		4.08%				2.52%
MSCI All Country World Small Cap Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Small Cap Index (net div.)
Average Annual Return, Percent		28.66%		8.15%			7.84%
MSCI World ex USA Small Cap Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Small Cap Index (net div.)
Average Annual Return, Percent		23.60%		4.75%				5.64%
MSCI Japan Small Cap Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Japan Small Cap Index (net div.)
Average Annual Return, Percent		17.19%		2.16%				5.87%
MSCI All Country World Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net div.)
Average Annual Return, Percent		32.79%		11.08%				9.06%
Russell 1000® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Average Annual Return, Percent		30.98%		10.14%				8.87%
Russell 2000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Average Annual Return, Percent		34.07%		8.50%				7.94%
Russell 2000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Average Annual Return, Percent		34.07%		8.50%				7.94%
Russell 2000® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Average Annual Return, Percent		31.77%		8.42%				7.33%
Russell 2000® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Average Annual Return, Percent		31.77%		8.42%				7.33%
MSCI United Kingdom Small Cap Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI United Kingdom Small Cap Index (net div.)
Average Annual Return, Percent		31.12%		1.50%				3.10%
MSCI All Country World Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net div.)
Average Annual Return, Percent		32.79%		11.08%				9.06%
MSCI All Country World ex USA Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA Index (net div.)
Average Annual Return, Percent		24.33%		5.78%				4.79%
MSCI All Country World ex USA SMID Value Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA SMID Value Index (net div.)
Average Annual Return, Percent		22.44%		5.46%				4.79%
MSCI All Country World ex USA IMI Value Index (Net Div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA IMI Value Index (net div.)
Average Annual Return, Percent		23.51%		6.11%				4.17%
MSCI All Country World ex USA Value Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA Value Index (net div.)
Average Annual Return, Percent		23.56%		6.05%				3.95%

[1]
1	The Portfolio has added this index in response to new regulatory requirements.

[2]
1	The Portfolio has added this index in response to new regulatory requirements.

[3]
1	The Portfolio has added this index in response to new regulatory requirements.

[4]
1	The Portfolio has added this index in response to new regulatory requirements.

[5]
1	The Portfolio has added this index in response to new regulatory requirements.

[6]
1	The Portfolio has added this index in response to new regulatory requirements.

[7]
1	The Portfolio has added this index in response to new regulatory requirements.

[8]
1	The Portfolio has added this index in response to new regulatory requirements.

[9]
1	Copyright® 2024 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

[10]
1	The Portfolio has added this index in response to new regulatory requirements.

[11]
1	The Portfolio has added this index in response to new regulatory requirements.

[12]
1	The Portfolio has added this index in response to new regulatory requirements.

[13]
1	The Portfolio has added this index in response to new regulatory requirements.

[14]
1	The Portfolio has added this index in response to new regulatory requirements.

[15]
1	The Portfolio has added this index in response to new regulatory requirements.

[16]
1	The Portfolio has added this index in response to new regulatory requirements.

[17]
1	The Portfolio has added this index in response to new regulatory requirements.

[18]
1	The Portfolio has added this index in response to new regulatory requirements.

[19]
1	The Portfolio has added this index in response to new regulatory requirements.

[20]
1	The Portfolio has added this index in response to new regulatory requirements.

[21]
1	The Portfolio has added this index in response to new regulatory requirements.

[22]
1	The Portfolio has added this index in response to new regulatory requirements.

[23]
1	The Portfolio has added this index in response to new regulatory requirements.

[24]
2	Copyright® 2024 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

[25]
2	Copyright® 2024 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.